Condensed Consolidated Statements of Income (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement
Net Revenues	$ 1,028,266	$ 273,890	$ 1,634,096	$ 589,953	$ 1,432,773	$ 1,136,379
Cost of Revenues	453,233	69,642	884,352	151,098	473,719	294,064
Gross Profit	575,033	204,248	749,744	438,855	959,054	842,315
Operating Expenses
Selling and Administrative Expenses	1,047,334	146,563	1,656,605	310,071	1,976,655	594,931
Research and development	20,920	18,000	53,133	38,665	93,489	73,655
Depreciation and Amortization	12,879	7,487	22,750	14,879	31,362	16,622
Total Operating Expenses	1,081,133	172,050	1,732,488	363,615	2,101,506	685,208
Income (Loss) before interest expense, net	(506,100)	32,198	(982,744)	75,240	(1,142,453)	157,107
Other Expenses
Interest Expense, net	4,922	6,291	10,842	12,609	29,468	14,802
Total Other Expenses	4,922	6,291	10,842	12,609
Income (Loss) before provision for income taxes	(511,022)	25,907	(993,586)	62,631	(1,171,921)	142,305
Provision for income taxes
Net Income (Loss)	$ (511,022)	$ 25,907	$ (993,586)	$ 62,631	$ (1,171,921)	$ 142,305
Net Earnings (Loss) Per Share attributle to common stockholders
basic and diluted	$ (0.01)	$ 0.00	$ (0.03)	$ 0.00	$ (1.05)	$ 0.14
Weighted Average Number of Shares Outstanding
basic and diluted	35,229,195	13,199,219	35,229,195	13,199,219